Parent Only Information - Schedule of Condensed Balance Sheets (Details) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Condensed Balance Sheets [Line Items]
Cash	$ 85	$ 313
Amounts due from related parties	21,799	23,790
Long-term investment	50	50
Crypto Assets	792	403
Total Assets	22,726	24,556
Liabilities
Accounts payable		72
Accrued payroll	29	22
Operating lease liabilities-current	1	1
Investments in subsidiaries	15,297	10,095
Total Liabilities	15,327	10,190
Equity:
Additional paid-in capital	52,192	52,137
accumulated deficit	(44,283)	(37,231)
Accumulated other comprehensive loss	(513)	(542)
Total equity	7,399	14,366
Total Liabilities and Equity	22,726	24,556
Class A Ordinary Shares
Equity:
Ordinary shares value	2	1
Class B Ordinary Shares
Equity:
Ordinary shares value	$ 1	$ 1